TAXES ON INCOME (Schedule of Tax Expenses on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current taxes	$ 5,597	$ 7,752	$ 7,624
Deferred taxes	(897)	(1,509)	(3,064)
Income tax expense	4,700	6,243	4,560
Domestic	3,886	2,874	2,726
Foreign	814	3,369	1,834
Taxes in respect of prior years	$ 4,700	$ 6,243	$ 4,560